Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 549,301	₨ 537,644	₨ 450,075
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	459,466	456,759	382,446
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	51,224	46,840	41,339
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 38,611	₨ 34,045	₨ 26,290